EMPLOYEE BENEFITS (Details 3) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Defined Contribution Plan
Maximum contributions from participants	$ 18,000
KSOP
Defined Contribution Plan
Minimum term of employment required for participation	6 months
Minimum employee age requirement for participation	21 years
Employer matching contribution, percentage of employee contribution	50.00%	50.00%	50.00%
Maximum employer matching contribution as a percentage of gross pay (as a percent)	5.00%	5.00%	5.00%
Maximum matching contribution as a percentage of participant's salary	75.00%
Required age of employee before the end of the year for "catch-up" contributions	50 years
Maximum contributions from participants who attained age 50 before the end of the year	$ 6,000
Employer contributions vesting percentage per year	25.00%
Employer contributions maximum service period of vesting	4 years
Employer's contributions to the plan	$ 435,000	$ 313,000	$ 358,000